Fair Value Measurements (Schedule of Changes in Fair Value of the Level 3 Assets and Liabilities (All Related to Commodity Contracts)) (Details) - Level 3 [Member] - Commodity Contract [Member] - USD ($)
$ in Millions
	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Dec. 31, 2017	Dec. 31, 2015
Successor
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net asset balance at beginning of period (a)	$ 81		$ 83
Total unrealized valuation gains (losses)	31		(136)
Purchases, issuances and settlements
Purchases	15		69
Issuances	(7)		(22)
Settlements	(30)		(106)
Transfers into Level 3	3		4
Transfers out of Level 3	(10)		71
Earn-out provision	0		(16)
Net liabilities assumed in the Lamar and Forney Acquisition	0		0
Net change	2		(136)
Net asset (liability) balance at end of period	83	$ 81	(53)
Unrealized valuation gains (losses) relating to instruments held at end of period	28		$ (98)
Predecessor
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net asset balance at beginning of period (a)	$ 97	37		$ 35
Total unrealized valuation gains (losses)		122		27
Purchases, issuances and settlements
Purchases		37		49
Issuances		(20)		(13)
Settlements		(51)		(48)
Transfers into Level 3		1		1
Transfers out of Level 3		1		(14)
Earn-out provision		0		0
Net liabilities assumed in the Lamar and Forney Acquisition		(30)		0
Net change		60		2
Net asset (liability) balance at end of period		97		37
Unrealized valuation gains (losses) relating to instruments held at end of period		$ 98		$ 18